Share capital and reserves - Ordinary Shares (Details)							1 Months Ended	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Jun. 14, 2018 shares $ / shares	Jan. 02, 2018 shares	Jun. 19, 2017 shares $ / shares	Jun. 12, 2017 shares	Jun. 16, 2016 shares	Jun. 30, 2017 shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares	Jul. 31, 2016 $ / shares	Apr. 11, 2014 shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares	115,625							115,625			125,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)			8,705,890						8,705,890
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)								165,300,000	182,100,000
Shares issued in the period (in shares)								8,900,000	(16,800,000)
Shares repurchased and canceled in the year					(9,779,729)
Number of shares outstanding, ending balance (in shares)	174,229,051							174,229,051	165,300,000
Initial options [Domain]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares	125,000							125,000
Founder Entities [Member] | Ordinary shares
Disclosure of classes of share capital [line items]
Share dividend issued (in shares)	171,092
Restricted Stock1 [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement								583,700
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement								294,810
Restricted Stock1 [Member] | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted in share-based payment arrangement		44,272		53,498		55,680
Reconciliation of number of shares outstanding [abstract]
Shares issued in the period (in shares)							46,296
Number of other equity instruments exercised or vested in share-based payment arrangement		53,498		55,680		34,780		9,375
Shares Issued, Price Per Share1 | $ / shares		$ 17.94		$ 14.38						$ 8.98
Liabilities From Share-based Payment Transactions, Shares		12,312		9,384		11,568		(2,400,000.0)
Restricted Stock1 [Member] | Management Award 2016 [Member]
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement								294,810
Shares Issued, Price Per Share1 | $ / shares	$ 20.72							$ 20.72
Liabilities From Share-based Payment Transactions, Shares								113,756
LTIP vesting 1 [Member] [Domain]
Reconciliation of number of shares outstanding [abstract]
Number of other equity instruments exercised or vested in share-based payment arrangement								181,054